Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and principal activities
Schedule of principal subsidiaries and VIE

As of December 31, 2025, the Company’s principal subsidiaries and VIE are as follows:

Name	Place of incorporation	Date of incorporation	% of direct or indirect economic ownership	Principal activities
Principal subsidiaries
Huya Limited	Hong Kong	January 4, 2017	100%	Investment holding
Guangzhou Huya Technology Co., Ltd. (“Huya Technology”)	PRC	June 16, 2017	100%	Software development
HUYA PTE. LTD.	Singapore	July 23, 2018	100%	Internet value added services
Hainan Huya Entertainment Information Technology Co., Ltd. (“Hainan Huya”)	PRC	December 4, 2019	100%	Cultural and Creative services
ELECYBER INTERNATIONAL PTE. LTD.	Singapore	September 27, 2021	100%	Internet value added services
Foshan Hurong Technology Co., Ltd.	PRC	October 19, 2020	100%	Property management
VIE
Guangzhou Huya Information Technology Co., Ltd. (“Guangzhou Huya”)	PRC	August 10, 2016	100%	Internet value added services

Schedule of Condensed Consolidated Statements Data for the VIEs

The following table sets forth the financial data for the VIEs on an aggregated basis as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025. For purposes of this presentation, activity within and between the VIEs have been eliminated, but transactions with other entities within the Group have been included without elimination.

Selected Condensed Consolidated Balance Sheets Data for the VIEs

	As of December 31,
	2024	2025
	RMB	RMB
Assets
Cash and cash equivalents	11,740	3,814
Restricted cash	15,891	10,365
Short-term deposits	430,000	110,000
Accounts receivable, net	45,545	121,248
Prepayments and other current assets	288,416	272,026
Amounts due from related parties	198,115	261,364
Amounts due from Group companies (1)	724,076	844,155
Investments	408,952	265,033
Intangible assets, net	45,045	45,103
Long-term deposits	60,000	—
Right of use asset	13,951	6,537
Other assets	2,440	2,679
Total assets	2,244,171	1,942,324
Deferred revenue and advances from customers	288,165	250,946
Accrued liabilities and other current liabilities	422,230	347,131
Amount due to related parties	134,169	129,872
Other liabilities	82,408	24,140
Total liabilities	926,972	752,089
Total shareholders’ equity	1,317,199	1,190,235

Selected Condensed Consolidated Statements of Operation Data for the VIEs

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Third-party revenues	6,686,033	5,719,359	5,957,570
Inter-company revenues	—	6,196	19,540
Total cost and expenses (2)	(6,746,390)	(5,732,001)	(5,963,899)
Others, net	(94,625)	(97,675)	(103,820)
Loss before income tax expenses	(154,982)	(104,121)	(90,609)
Income tax expenses	—	(253)	(299)
Share of loss from equity method investments	—	—	(2,695)
Net loss	(154,982)	(104,374)	(93,603)

Selected Condensed Consolidated Cash Flows Data for the VIEs

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash provided by (used in) operating activities(3)	56,821	24,602	(352,269)
Other investing activities	(49,263)	(22,838)	338,817
Net cash (used in) provided by investing activities	(49,263)	(22,838)	338,817
Net cash used in financing activities	—	—	—

Note:

(1)	Inter-company service fees for technology support, business support and consulting fees (collectively defined as “VIE service fees”) are charged pursuant to the exclusive business cooperation agreement. As of December 31, 2024 and 2025, the outstanding balance of amounts due from Group companies were inter-company advances. There were no outstanding balances for VIE service fees charged to the VIEs.
(2)	For the years ended December 31, 2023, 2024 and 2025, VIE service fees were charged by the WFOE and other subsidiaries to the VIEs amounting to RMB5,530 million, RMB4,622 million and RMB4,783 million, respectively, which were settled as incurred.
(3)	For the years ended December 31, 2023, 2024 and 2025, cash paid by the VIEs to the WFOE and other subsidiaries for VIE service fees were RMB5,391 million, RMB4,410 million and RMB4,783 million, respectively. For the years ended December 31, 2023, 2024 and 2025, RMB139 million, RMB212 million and nil of the VIE service fees were not settled by cash, but by netting off against the intercompany receivables due from the primary beneficiary of VIE.